Segmental information - Narrative (Details)	6 Months Ended
	Dec. 31, 2019 $ / £ € / £	Dec. 31, 2018 $ / £ € / £	Jun. 30, 2019 $ / £ € / £
US dollar
Disclosure of foreign exchange rates [Line Items]
Weighted average exchange rates used in translation of income statements | $ / £	1.26	1.29
Exchange rate used to translate assets and liabilities | $ / £	1.32	1.27	1.27
euro
Disclosure of foreign exchange rates [Line Items]
Weighted average exchange rates used in translation of income statements | € / £	1.14	1.12
Exchange rate used to translate assets and liabilities | € / £	1.18	1.11	1.12